SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Property and equipment, net
Depreciation expense on property and equipment	¥ 15,426	¥ 14,256	$ 13,483
Electronic equipment and software | Minimum
Property and equipment, net
Property, Plant and Equipment, Useful Life	3 years
Electronic equipment and software | Maximum
Property and equipment, net
Property, Plant and Equipment, Useful Life	10 years
Furniture and office equipment and others | Minimum
Property and equipment, net
Property, Plant and Equipment, Useful Life	3 years
Furniture and office equipment and others | Maximum
Property and equipment, net
Property, Plant and Equipment, Useful Life	5 years